AMERICAN GROWTH FUND Series One Expense Example, No Redemption - AMERICAN GROWTH FUND Series One	12 Months Ended
Dec. 06, 2024 USD ($)
SERIES ONE CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 1,012
Expense Example, No Redemption, 3 Years	1,891
Expense Example, No Redemption, 5 Years	2,777
Expense Example, No Redemption, 10 Years	5,020
SERIES ONE CLASS B
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	623
Expense Example, No Redemption, 3 Years	1,845
Expense Example, No Redemption, 5 Years	3,037
Expense Example, No Redemption, 10 Years	5,476
SERIES ONE CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	550
Expense Example, No Redemption, 3 Years	1,640
Expense Example, No Redemption, 5 Years	2,720
Expense Example, No Redemption, 10 Years	5,136
SERIES ONE CLASS D
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	1,042
Expense Example, No Redemption, 3 Years	1,976
Expense Example, No Redemption, 5 Years	2,911
Expense Example, No Redemption, 10 Years	$ 5,252